Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Fair Value Measurements [Abstract]
Schedule of Financial Instruments Measured at Fair Value	The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:
	Earnout Liability	PIPE Make-Whole Liability	Private Warrants and Other Warrants	SAFEs
Three months ended December 31, 2023:
Balance, September 30, 2023	$—	$—	$—	$1,512
Liabilities recognized	33,559	2,071	783	—
Conversion to Class A Common Stock in the Merger	—	—	—	(1,522)
Change in fair value included in net income (loss)	(24,764)	2,904	60	10
Balance, December 31, 2023	$8,795	$4,975	$843	$—
SAFEs
Three months ended December 31, 2022:
Balance, September 30, 2022	$1,983
Issuance of SAFEs	—
Change in fair value included in net income (loss)	50
Balance, December 31, 2022	$2,033
The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:
	Year ended September 30,
	2023	2022
Balance, beginning of period	$1,983	$—
Issuance of SAFEs	—	1,900
Change in fair value of SAFEs included in net loss	655	83
Conversion of SAFEs to common stock	(1,126)	—
Balance, end of period	$1,512	$1,983

Schedule of Liabilities Measured at Fair Value on a Recurring Basis	Liabilities measured at fair value on a recurring basis as of December 31, 2023 are as follows:
	Level 1	Level 2	Level 3	Total
Earnout liability	$—	$—	$8,795	$8,795
PIPE make-whole liability	—	—	4,975	4,975
Private Warrants and other warrants	—	—	843	843
Total	$—	$—	$14,613	$14,613

Schedule of Assumptions Used in Estimating the Fair Value	The following table summarizes the assumptions used in estimating the fair value of the earnout liability at the respective dates:
	December 21, 2023 (Closing)	December 31, 2023
Stock price	$10.66	$4.02
Expected volatility	50%	50%
Risk-free rate	3.9%	3.9%
Contractual term	8 years	8 years
The following table summarizes the assumptions used in estimating the fair value of the PIPE make-whole liability at the respective dates:
	December 21, 2023 (Closing)	December 31, 2023
Stock price	$10.17	$6.18
Expected volatility	49%	49%
Risk-free rate	5.4%	5.4%
Contractual term	4 months	4 months